Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. COMMITMENTS AND CONTINGENCIES

Debt obligations

The Group’s debt obligations are associated with 1) the funding debts and interest payable to Individual Investors on Juzi Licai and other funding partners; 2) the borrowings to support the Group’s general operations; 3) the convertible notes issued by the Company in September 2019; and 4) the commitment to purchase delinquent loans from certain Institutional Funding Partners.

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	4,385,253	1,334,105	—	—	5,719,358
Interest payments (i)	569,492	75,178	—	—	644,670
Total funding debts obligations	4,954,745	1,409,283	—	—	6,364,028
Long–term borrowings	—	—	—	150,430	150,430
Short–term borrowings	1,168,046	—	—	—	1,168,046
Interest payments (i)	52,537	—	—	1,232	53,769
Total borrowings obligations	1,220,583	—	—	151,662	1,372,245
Convertible notes	2,089,380	—	—	—	2,089,380
Interest payments (i)	41,788	—	—	—	41,788
Total convertible notes obligations	2,131,168	—	—	—	2,131,168
Commitment to purchase delinquent loans (ii)	697,230	—	—	—	697,230
Total purchase obligations	697,230	—	—	—	697,230
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2022.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2022.

Litigations

From time to time, the Group may be subject to various legal or administrative claims and proceedings arising in the ordinary course of business.

Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any liabilities in this regard as of December 31, 2021 and 2022.